Restricted cash	6 Months Ended
Jun. 30, 2023
Restricted Cash and Investments [Abstract]
Restricted cash	Restricted cash
Restricted cash as at June 30, 2023 and December 31, 2022 was as follows:

(In $ millions)	As at June 30, 2023	As at December 31, 2022
Demand deposit pledged as collateral for tax related guarantee	83	74
Cash held in escrow	23	23
Accounts pledged as collateral for performance bonds and similar guarantees	11	10
Other	10	11
Total restricted cash	127	118
Restricted cash is presented in our Consolidated Balance Sheets as follows:

(In $ millions)	As at June 30, 2023	As at December 31, 2022
Current restricted cash	44	44
Non-current restricted cash	83	74
Total restricted cash	127	118